Lease (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating leases Assets
ROU operating lease assets	$ 365,064	$ 465,092	$ 0
Liabilities
Current portion of operating lease	98,275
Current portion of operating lease	98,275	130,628	0
Operating lease, net of current portion	273,672
Operating lease, net of current portion	273,672	338,344	0
Total operating lease liabilities	371,947	468,972
Finance leases Assets
Property and equipment, gross	157,184	157,184
Accumulated depreciation	(50,523)	(33,682)
Property and equipment, net	106,661	123,502
Liabilities
Current portion of financing lease	31,695	30,556	$ 29,180
Finance lease, net of current portion	59,327	83,376
Total operating lease liabilities	$ 91,022	$ 113,932